Class K | LIFEPATH INDEX RETIREMENT PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index Retirement Portfolio
Investment Objective
LifePath® Index Retirement Portfolio (“LifePath Index Retirement Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index Retirement Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LIFEPATH INDEX RETIREMENT PORTFOLIO Class K Shares
Management Fee	[1]	0.05%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1][2][3]	0.22%
Administration Fees	[1]	0.03%
Miscellaneous Other Expenses	[1][2][3]	0.19%
Acquired Fund Fees and Expenses	[1][2][4]	0.12%
Total Annual Fund Operating Expenses	[1][2]	0.39%
Fee Waivers and/or Expense Reimbursements	[1][5]	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.17%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index Retirement Portfolio and LifePath Index Retirement Portfolio's share of the allocated expenses of LifePath® Index Retirement Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[3]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% of average daily net assets for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index Retirement Portfolio.

Example:
This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LIFEPATH INDEX RETIREMENT PORTFOLIO Class K Shares	17	103	197	471

Portfolio Turnover
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index Retirement Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index Retirement Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index Retirement Portfolio Custom Benchmark. LifePath Index Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets now or in the near future. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 38% of its assets in Underlying Funds designed to track particular equity indexes, 62% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

The Portfolio's selection of Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)), or other factors. The Portfolio's selection of Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment. Because the Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the Portfolio's risk profile.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the best of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

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The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

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The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

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Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index Retirement Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index Retirement Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index Retirement Portfolio to that of the Barclays U.S. Aggregate Bond Index and the LifePath Index Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index Retirement Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index Retirement Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index Retirement Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index Retirement Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index Retirement Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath Index Retirement Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 4.89% (quarter ended March 31, 2012) and the lowest return for a quarter was –0.30% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 3.09%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LIFEPATH INDEX RETIREMENT PORTFOLIO	1 Year	Since Inception	Inception Date
Class K Shares	9.17%	5.29%	May 31, 2011
Class K Shares Return After Taxes on Distributions	8.68%	4.65%
Class K Shares Return After Taxes on Distributions and Sale of Shares	6.10%	4.19%
LifePath Index Retirement Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	9.35%	5.34%
Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	4.21%	5.64%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.